Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Basic And Diluted Earnings Per Share
(a)	Basic earnings per share for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in Won, except share information)	2021	2022	2023
Profit attribute to controlling interest	￦ 6,606,727,454,113	3,157,536,155,264	1,698,202,436,726
Interests of hybrid bonds, net of tax	(6,669,999,999)	(1,078,164,383)	—
Weighted-average number of common shares outstanding(*1)	75,696,150	75,814,870	75,869,542

Basic earnings per share	￦ 87,191	41,634	22,383

(*1)	The weighted-average number of common shares used to calculate basic earnings per share are as follows:

(shares)	2021	2022	2023
Total number of common shares issued	87,186,835	84,571,230	84,571,230
Weighted-average number of treasury shares	(11,490,685)	(8,756,360)	(8,701,688)

Weighted-average number of common shares outstanding	75,696,150	75,814,870	75,869,542

Summary of Diluted Earnings Per Share
(b)	Diluted earnings per share for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in Won, except share information)	2021		2022	2023

Profit attribute to controlling interest	￦	6,606,727,454,113	3,157,536,155,264	1,698,202,436,726
Interests of hybrid bonds, net of tax		(6,669,999,999)	(1,078,164,383)	—
Gain or loss from exchange rate on and revaluation of exchangeable bonds		(63,166,690,813)	(55,751,463,819)	—
Adjusted weighted-average number of common shares(*1)		76,688,340	78,906,375	75,869,542

Diluted earnings per share	￦	85,240	39,296	22,383

Summary of weighted-average number of common shares used to calculate diluted earnings per share
(*1)	The weighted-average number of common shares used to calculate diluted earnings per share are as follows:

(shares)	2021	2022	2023
Weighted-average number of common shares outstanding	75,696,150	75,814,870	75,869,542
Weighted-average number of potential common share	992,190	3,091,505	—

Adjusted weighted-average number of common shares	76,688,340	78,906,375	75,869,542